UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

COMMON STOCKS — 77.2%	Shares	Value
Information Technology — 16.9%
Computers & Peripherals — 5.4%
Hewlett-Packard Co.	1,350,000	$27,148,500
Dell, Inc.*	1,850,000	23,162,000
		50,310,500
Internet Software & Services — 4.0%
Google, Inc. - CL A*	65,000	37,704,550
Semiconductors — 3.2%
Texas Instruments, Inc.	1,050,000	30,124,500
Software — 3.0%
Microsoft Corp.	900,000	27,531,000
IT Services — 1.3%
Accenture plc - CL A	200,000	12,018,000
		157,688,550
Consumer Discretionary — 16.5%
Cable & Satellite — 5.6%
Liberty Global, Inc. - Series C*	600,000	28,650,000
Comcast Corp. - CL A Special	750,000	23,550,000
		52,200,000
Multiline Retail — 3.2%
Target Corp.	515,000	29,967,850
Advertising — 3.0%
Omnicom Group, Inc.	575,000	27,945,000
Internet & Catalog Retail — 2.6%
Liberty Interactive Corp. - Series A*	1,350,000	24,016,500
Movies and Entertainment — 2.1%
The Walt Disney Co.	400,000	19,400,000
		153,529,350
Financials — 13.7%
Property & Casualty Insurance — 5.3%
Berkshire Hathaway, Inc. - CL B*	590,000	49,164,700
Insurance Brokers — 4.3%
Aon plc - CL A	850,000	39,763,000
Commercial Banks — 4.1%
Wells Fargo & Co.	1,150,000	38,456,000
		127,383,700
Industrials — 8.3%
Industrial Conglomerates — 3.4%
Tyco International Ltd.	610,000	32,238,500
Air Freight & Logistics — 3.3%
United Parcel Service, Inc. - CL B	390,000	30,716,400
Aerospace & Defense — 1.6%
Lockheed Martin Corp.	170,000	14,803,600
		77,758,500

	Principal
	amount
	or shares	Value
Consumer Staples — 6.5%
Beverages — 3.6%
Anheuser-Busch InBev SA/NV -
Sponsored ADR	250,000	$19,912,500
Diageo plc - Sponsored ADR	140,000	14,429,800
		34,342,300
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	580,000	27,103,400
		61,445,700
Energy — 6.0%
Oil & Gas Exploration & Production — 6.0%
Range Resources Corp.	400,000	24,748,000
Southwestern Energy Co.*	675,000	21,552,750
Apache Corp.	115,000	10,107,350
		56,408,100
Materials — 5.2%
Construction Materials — 3.0%
Martin Marietta Materials, Inc.	360,000	28,375,200
Industrial Gases — 1.5%
Praxair, Inc.	125,000	13,591,250
Fertilizers & Agricultural Chemicals — 0.7%
The Mosaic Co.	125,000	6,845,000
		48,811,450
Health Care — 4.1%
Pharmaceuticals — 4.1%
Valeant Pharmaceuticals International, Inc.*	850,000	38,071,500
Other — 0.0%
Adelphia Recovery Trust,
Series ACC-7* #	3,535,000	—
Total Common Stocks
(Cost $581,149,788)		721,096,850

CASH EQUIVALENTS — 22.7%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	11,712,432	11,712,432
U.S. Treasury Bills, 0.07% to 0.12%,
7/19/12 to 10/11/12(b)	$200,000,000	199,978,035
Total Cash Equivalents
(Cost $211,678,433)		211,690,467
Total Investments in Securities
(Cost $792,828,221)		932,787,317
Other Assets Less Other Liabilities — 0.1%		675,406
Net Assets — 100.0%		$933,462,723
Net Asset Value Per Share		$32.56

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedule of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

COMMON STOCKS — 78.1%	Shares	Value
Consumer Discretionary — 22.4%
Cable & Satellite — 5.6%
Liberty Global, Inc. - Series C*	449,800	$21,477,950
Comcast Corp. - CL A Special	550,000	17,270,000
		38,747,950
Internet & Catalog Retail — 3.1%
Liberty Interactive Corp. - Series A*	1,200,000	21,348,000
Multiline Retail — 3.0%
Target Corp.	350,000	20,366,500
Hotels, Restaurants & Leisure — 2.8%
Interval Leisure Group, Inc.	1,000,000	19,010,000
Textiles, Apparel & Luxury Goods — 2.7%
Iconix Brand Group, Inc.*	1,066,700	18,635,249
Broadcasting — 2.6%
Liberty Media Corp. -
Liberty Capital - Series A*	205,000	18,021,550
Movies & Entertainment — 2.0%
Live Nation Entertainment, Inc.*	1,530,626	14,051,146
Specialized Consumer Services — 0.6%
Coinstar, Inc.* (c)	60,000	4,119,600
		154,299,995
Information Technology — 16.7%
Internet Software & Services — 4.3%
Google, Inc. - CL A*	36,000	20,882,520
XO Group, Inc.*	1,000,000	8,870,000
		29,752,520
Computers & Peripherals — 3.8%
Dell, Inc.*	1,100,000	13,772,000
Hewlett-Packard Co.	600,000	12,066,000
		25,838,000
Semiconductors — 3.0%
Texas Instruments, Inc.	725,000	20,800,250
Electronic Equipment & Instruments — 2.8%
FLIR Systems, Inc.	1,000,000	19,500,000
Software — 2.8%
Microsoft Corp.	630,000	19,271,700
		115,162,470
Financials — 15.4%
Property & Casualty Insurance — 4.1%
Berkshire Hathaway, Inc. - CL B*	340,000	28,332,200
Commercial Banks — 4.0%
Wells Fargo & Co.	825,000	27,588,000
Insurance Brokers — 3.8%
Aon plc - CL A	550,000	25,729,000
Mortgage REIT’s — 3.5%
Redwood Trust, Inc.	1,950,000	24,336,000
		105,985,200

	Principal
	amount
	or shares	Value
Health Care — 8.2%
Health Care Services — 5.3%
Laboratory Corp. of America Holdings*	210,000	$19,448,100
Omnicare, Inc.	540,000	16,864,200
		36,312,300
Pharmaceuticals — 2.9%
Valeant Pharmaceuticals International, Inc.*	450,000	20,155,500
		56,467,800
Materials — 5.3%
Construction Materials — 5.3%
Martin Marietta Materials, Inc.	172,500	13,596,450
Eagle Materials, Inc.	350,000	13,069,000
Texas Industries, Inc.	250,000	9,752,500
		36,417,950
Energy — 5.2%
Oil & Gas Exploration & Production — 5.2%
SandRidge Energy, Inc.*	2,612,000	17,474,280
Southwestern Energy Co.*	460,000	14,687,800
Apache Corp.	40,000	3,515,600
		35,677,680
Industrials — 2.9%
Industrial Conglomerates — 2.9%
Tyco International Ltd.	375,000	19,818,750
Consumer Staples — 2.0%
Food & Staples Retailing — 2.0%
CVS Caremark Corp.	300,000	14,019,000
Other — 0.0%
Adelphia Recovery Trust,
Series ACC-7* #	2,310,000	—
Total Common Stocks
(Cost $448,671,401)		537,848,845

CASH EQUIVALENTS — 21.6%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	10,687,528	10,687,528
U.S. Treasury Bills, 0.06% to 0.12%,
7/12/12 to 10/11/12(b)	$138,000,000	137,987,041
Total Cash Equivalents
(Cost $148,667,518)		148,674,569
Total Investments in Securities
(Cost $597,338,919)		686,523,414
Options Written — 0.0%		(64,000)
Other Assets Less Other Liabilities — 0.3%		1,938,117
Net Assets — 100.0%		$688,397,531
Net Asset Value Per Share		$22.93

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Coinstar, Inc.	July 2012 / $62.50	10,000	$(64,000)

Total Options Written
(premiums received $55,749)			$(64,000)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedule of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

COMMON STOCKS — 95.2%	Shares	Value
Consumer Discretionary — 28.7%
Broadcasting — 5.5%
Liberty Media Corp. -
Liberty Capital - Series A* (b)	290,000	$25,493,900
Cumulus Media, Inc. - CL A*	2,100,000	6,321,000
		31,814,900
Textiles, Apparel & Luxury Goods — 5.2%
Iconix Brand Group, Inc.*	1,700,000	29,699,000
Internet & Catalog Retail — 4.9%
Liberty Interactive Corp. - Series A* (b)	1,400,000	24,906,000
Groupon, Inc.* (b)	300,000	3,189,000
		28,095,000
Movies & Entertainment — 4.1%
Live Nation Entertainment, Inc.*	2,600,000	23,868,000
Cable & Satellite — 4.0%
Liberty Global, Inc. - Series C* (b)	480,300	22,934,325
Hotels, Restaurants & Leisure — 2.6%
Interval Leisure Group, Inc.	800,000	15,208,000
Advertising — 2.4%
National CineMedia, Inc.	900,000	13,653,000
		165,272,225
Financials — 19.2%
Commercial Banks — 5.8%
Wells Fargo & Co.(b)	1,000,000	33,440,000
Mortgage REIT’s — 4.6%
Redwood Trust, Inc.(b)	2,100,000	26,208,000
Insurance Brokers — 4.5%
Aon plc - CL A	475,000	22,220,500
Willis Group Holdings Ltd.	100,000	3,649,000
		25,869,500
Property & Casualty Insurance — 4.3%
Berkshire Hathaway, Inc. - CL B* (b)	300,000	24,999,000
		110,516,500
Information Technology — 16.9%
Computers & Peripherals — 4.8%
Hewlett-Packard Co.	1,000,000	20,110,000
Dell, Inc.* (b)	600,000	7,512,000
		27,622,000
Semiconductors — 3.5%
Texas Instruments, Inc.	700,000	20,083,000
Internet Software & Services — 3.3%
Google, Inc. - CL A* (b)	20,000	11,601,400
XO Group, Inc.*	840,000	7,450,800
		19,052,200
Electronic Equipment & Instruments — 3.2%
FLIR Systems, Inc.	950,000	18,525,000
Software — 2.1%
Microsoft Corp.	400,000	12,236,000
		97,518,200

	Shares	Value
Health Care — 11.5%
Health Care Services — 6.4%
Omnicare, Inc.(b)	620,000	$19,362,600
Laboratory Corp. of America Holdings* (b)	190,000	17,595,900
		36,958,500
Pharmaceuticals — 5.1%
Valeant Pharmaceuticals International, Inc.* (b)	650,000	29,113,500
		66,072,000
Energy — 9.1%
Oil & Gas Exploration & Production — 9.1%
SandRidge Energy, Inc.*	3,800,000	25,422,000
Range Resources Corp.	220,000	13,611,400
Apache Corp.(b)	80,000	7,031,200
Southwestern Energy Co.*	200,000	6,386,000
		52,450,600
Industrials — 5.5%
Commercial Services & Supplies — 2.8%
Ascent Capital Group, Inc. - CL A*	306,042	15,837,673
Industrial Conglomerates — 2.1%
Tyco International Ltd.	233,800	12,356,330
Machinery — 0.6%
Intelligent Systems Corp.* # †	2,270,000	3,427,700
		31,621,703
Materials — 4.3%
Construction Materials — 4.3%
Martin Marietta Materials, Inc.(b)	130,000	10,246,600
Eagle Materials, Inc.	215,000	8,028,100
Texas Industries, Inc.	168,659	6,579,388
		24,854,088
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
Continental Resources* #	663	331,500
Total Common Stocks
(Cost $456,121,433)		548,636,816

	Expiration	Shares
PUT	date/	subject
OPTIONS* — 0.2%	Strike price	to option	Value
Put Options
Ishares Russell
Midcap Fund	Aug. 2012 / $105	100,000	275,000
S&P 100 Index	July 2012 / $640	30,000	555,000
S&P 100 Index	Aug. 2012 / $600	50,000	350,000
Total Put Options
(premiums paid $2,499,500)			1,180,000

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

CASH EQUIVALENTS — 5.5%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $31,493,807)	31,493,807	$31,493,807
Total Investments in Securities
(Cost $490,114,740)		581,310,623
Due From Broker(b) — 13.5%		77,624,612
Securities Sold Short — (12.9%)		(74,044,000)
Options Written — (0.6%)		(3,471,750)
Other Liabilities in Excess of Other Assets — (0.9%)		(5,120,144)
Net Assets — 100.0%		$576,299,341
Net Asset Value Per Share - Institutional Class		$12.39
Net Asset Value Per Share - Investor Class		$12.35

SECURITIES SOLD SHORT — (12.9%)
Ishares Russell 2000 Fund	320,000	(25,488,000)
Ishares Russell 2000 Value Fund	130,000	(9,150,700)
Ishares Russell Midcap Fund	180,000	(18,964,800)
SPDR S&P 500 ETF Trust	150,000	(20,440,500)
Total Securities Sold Short
(proceeds $73,023,229)		$(74,044,000)

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Apache Corp.	July 2012 / $90	20,000	$(28,000)
Groupon, Inc.	Oct. 2012 / $10	300,000	(510,000)
Omnicare, Inc.	Sept. 2012 / $36	100,000	(52,500)
Valeant Pharmaceuticals
International, Inc.	Oct. 2012 / $50	50,000	(116,250)
Wells Fargo & Co.	July 2012 / $33	200,000	(204,000)
Wells Fargo & Co.	July 2012 / $34	200,000	(96,000)
			(1,006,750)
Uncovered Call Options
Ishares Russell
Midcap Fund	Aug. 2012 / $105	100,000	(292,500)
S&P 100 Index	Aug. 2012 / $600	50,000	(1,522,500)
			(1,815,000)
Put Options
Groupon, Inc.	Oct. 2012 / $8	300,000	(195,000)
Valeant Pharmaceuticals
International, Inc.	Oct. 2012 / $45	100,000	(455,000)
			(650,000)
Total Options Written
(premiums received $4,035,110)			$(3,471,750)

*	Non-income producing
†	Controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.
(b)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

See Notes to Schedule of Investments

RESEARCH FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

COMMON STOCKS — 78.9%	Shares	Value
Information Technology — 28.6%
Internet Software & Services — 8.7%
KIT digital, Inc.*	145,906	$625,937
Google, Inc. - CL A*	906	525,543
XO Group, Inc.*	28,628	253,930
		1,405,410
Computers & Peripherals — 6.3%
Dell, Inc.*	43,852	549,027
Hewlett-Packard Co.	11,920	239,711
Apple Inc.*	400	233,600
		1,022,338
Software — 5.7%
Microsoft Corp.	22,329	683,044
Oracle Corp.	7,989	237,273
		920,317
Electronic Equipment & Instruments — 5.5%
FLIR Systems, Inc.	45,493	887,114
IT Services — 1.2%
Accenture plc - CL A	3,300	198,297
Semiconductors — 1.2%
Texas Instruments, Inc.	6,700	192,223
		4,625,699
Consumer Discretionary — 25.0%
Specialized Consumer Services — 9.5%
Coinstar, Inc.*	22,462	1,542,241
Advertising — 4.0%
National CineMedia, Inc.	42,799	649,261
Hotels, Restaurants & Leisure — 3.2%
Interval Leisure Group, Inc.	26,810	509,658
Education Services — 2.6%
Grand Canyon Education, Inc.*	10,300	215,682
ITT Educational Services, Inc.*	3,270	198,653
		414,335
Movies & Entertainment — 1.5%
The Walt Disney Co.	5,000	242,500
Textiles, Apparel & Luxury Goods — 1.5%
Iconix Brand Group, Inc.*	13,500	235,845
Multiline Retail — 1.4%
Target Corp.	4,000	232,760
Internet & Catalog Retail — 1.3%
Liberty Interactive Corp. - Series A*	11,900	211,701
		4,038,301
Financials — 9.1%
Property & Casualty Insurance — 4.8%
Berkshire Hathaway, Inc. - CL B*	9,257	771,386
Insurance Brokers — 2.6%
Aon plc - CL A	8,930	417,745
Mortgage REIT’s — 1.7%
Redwood Trust, Inc.	21,887	273,150
		1,462,281

	Shares	Value
Health Care — 5.3%
Pharmaceuticals — 4.2%
Valeant Pharmaceuticals International, Inc.*	15,030	$673,194
Health Care Services — 1.1%
Omnicare, Inc.	5,620	175,513
		848,707
Energy — 4.3%
Oil & Gas Exploration & Production — 4.3%
Southwestern Energy Co.*	21,669	691,891
Industrials — 4.2%
Research & Consulting Services — 3.0%
FTI Consulting, Inc.*	16,696	480,010
Commercial Services & Supplies — 1.2%
Republic Services, Inc.	7,500	198,450
		678,460
Consumer Staples — 2.4%
Food & Staples Retailing — 1.4%
CVS Caremark Corp.	4,670	218,229
Personal Products — 1.0%
Avon Products, Inc.	10,300	166,963
		385,192
Total Common Stocks
(Cost $11,402,202)		12,730,531

CASH EQUIVALENTS — 22.6%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $3,656,307)	3,656,307	3,656,307
Total Investments in Securities
(Cost $15,058,509)		16,386,838
Other Liabilities in Excess of Other Assets — (1.5%)		(237,516)
Net Assets — 100.0%		$16,149,322
Net Asset Value Per Share		$10.46

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.

See Notes to Schedule of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

COMMON STOCKS — 71.5%	Shares	Value
Consumer Discretionary — 29.6%
Broadcasting — 6.1%
Liberty Media Corp. -
Liberty Capital - Series A*	190,000	$16,702,900
Cumulus Media, Inc. - CL A*	1,200,000	3,612,000
		20,314,900
Advertising — 4.0%
National CineMedia, Inc.	880,000	13,349,600
Movies & Entertainment — 3.6%
Live Nation Entertainment, Inc.*	1,301,100	11,944,098
Internet & Catalog Retail — 3.6%
Liberty Interactive Corp. - Series A*	670,000	11,919,300
Cable & Satellite — 3.6%
Liberty Global, Inc. - Series C*	230,200	10,992,050
CIBL, Inc.#	1,005	829,110
		11,821,160
Hotels, Restaurants & Leisure — 3.4%
Interval Leisure Group, Inc.	600,000	11,406,000
Textiles, Apparel & Luxury Goods — 3.3%
Iconix Brand Group, Inc.*	625,000	10,918,750
Specialized Consumer Services — 2.0%
Coinstar, Inc.* (c)	96,700	6,639,422
		98,313,230
Financials — 12.3%
Insurance Brokers — 5.7%
Aon plc - CL A	190,000	8,888,200
Brown & Brown, Inc.	230,000	6,272,100
Willis Group Holdings Ltd.	100,000	3,649,000
		18,809,300
Mortgage REIT’s — 4.0%
Redwood Trust, Inc.	1,070,000	13,353,600
Property & Casualty Insurance — 1.9%
CNA Financial Corp.	230,000	6,375,600
Thrifts & Mortgage Finance — 0.7%
Tree.com, Inc.*	200,000	2,288,000
		40,826,500
Materials — 8.6%
Construction Materials — 6.6%
Martin Marietta Materials, Inc.	110,000	8,670,200
Texas Industries, Inc.	172,400	6,725,324
Eagle Materials, Inc.	175,000	6,534,500
		21,930,024
Metals & Mining — 2.0%
Compass Minerals International, Inc.	75,840	5,785,075
U.S. Silica Holdings, Inc.*	69,887	786,928
		6,572,003
		28,502,027

	Principal
	amount
	or shares	Value
Health Care — 6.8%
Health Care Services — 6.8%
Laboratory Corp. of America Holdings*	125,000	$11,576,250
Omnicare, Inc.	355,000	11,086,650
		22,662,900
Information Technology — 5.4%
Electronic Equipment & Instruments — 3.2%
FLIR Systems, Inc.	550,000	10,725,000
Internet Software & Services — 2.2%
XO Group, Inc.*	640,000	5,676,800
KIT digital, Inc.*	412,100	1,767,909
		7,444,709
		18,169,709
Energy — 4.2%
Oil & Gas Exploration & Production — 4.2%
SandRidge Energy, Inc.*	2,100,000	14,049,000
Industrials — 2.9%
Commercial Services & Supplies — 2.9%
Ascent Capital Group, Inc. - CL A*	182,967	9,468,542
Consumer Staples — 1.0%
Personal Products — 1.0%
Prestige Brands Holdings, Inc.*	200,000	3,162,000
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
LICT Corp.* #	1,005	2,110,500
ICTC Group, Inc. - CL A* #	13,065	146,328
		2,256,828
Total Common Stocks
(Cost $192,017,710)		237,410,736

CASH EQUIVALENTS — 28.5%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	4,493,688	4,493,688
U.S. Treasury Bills, 0.06% to 0.10%,
7/12/12 to 9/13/12(b)	$90,000,000	89,994,071
Total Cash Equivalents
(Cost $94,483,967)		94,487,759
Total Investments in Securities
(Cost $286,501,677)		331,898,495
Options Written — (0.1%)		(272,610)
Other Assets Less Other Liabilities — 0.1%		283,439
Net Assets — 100.0%		$331,909,324
Net Asset Value Per Share		$42.73

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Coinstar, Inc.	July 2012 / $62.50	24,900	$(159,360)
Coinstar, Inc.	July 2012 / $65	25,000	(113,250)

Total Options Written
(premiums received $256,504)			$(272,610)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedule of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

COMMON STOCKS — 46.5%	Shares	Value
Information Technology — 9.3%
Electronic Equipment & Instruments — 2.2%
FLIR Systems, Inc.	100,000	$1,950,000
Internet Software & Services — 2.0%
Google, Inc. - CL A*	3,000	1,740,210
Computers & Peripherals — 1.4%
Dell, Inc.*	100,000	1,252,000
Software — 1.4%
Microsoft Corp.	40,000	1,223,600
Semiconductors — 1.2%
Texas Instruments, Inc.	35,000	1,004,150
IT Services — 1.1%
Accenture plc - CL A	16,000	961,440
		8,131,400
Consumer Discretionary — 8.9%
Advertising — 2.9%
National CineMedia, Inc.	100,000	1,517,000
Omnicom Group, Inc.	20,000	972,000
		2,489,000
Movies and Entertainment — 1.8%
The Walt Disney Co.	32,000	1,552,000
Multiline Retail — 1.5%
Target Corp.	22,500	1,309,275
Cable & Satellite — 1.4%
Comcast Corp. - CL A Special	40,000	1,256,000
Internet & Catalog Retail — 1.3%
Liberty Interactive Corp. - Series A*	65,000	1,156,350
		7,762,625
Financials — 8.0%
Property & Casualty Insurance — 2.6%
Berkshire Hathaway, Inc. - CL B*	27,000	2,249,910
Mortgage REIT’s — 2.1%
Redwood Trust, Inc.	150,000	1,872,000
Insurance Brokers — 2.1%
Aon plc - CL A	40,000	1,871,200
Commercial Banks — 1.2%
Wells Fargo & Co.	30,000	1,003,200
		6,996,310
Health Care — 5.7%
Health Care Services — 3.5%
Laboratory Corp. of America Holdings*	23,000	2,130,030
Omnicare, Inc.	30,000	936,900
		3,066,930
Pharmaceuticals — 2.2%
Valeant Pharmaceuticals International, Inc.*	42,000	1,881,180
		4,948,110
Consumer Staples — 5.4%
Beverages — 3.8%
Anheuser-Busch InBev SA/NV -
Sponsored ADR	25,000	1,991,250
Diageo plc - Sponsored ADR	13,000	1,339,910
		3,331,160
Food & Staples Retailing — 1.6%
CVS Caremark Corp.	30,000	1,401,900
		4,733,060

	Shares	Value
Industrials — 3.7%
Air Freight & Logistics — 1.8%
United Parcel Service, Inc. - CL B	20,000	$1,575,200
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	10,000	870,800
Commercial Services & Supplies — 0.9%
Republic Services, Inc.	30,000	793,800
		3,239,800
Materials — 3.4%
Construction Materials — 3.0%
Martin Marietta Materials, Inc.	21,000	1,655,220
Eagle Materials, Inc.	25,000	933,500
		2,588,720
Metals & Mining — 0.4%
Compass Minerals International, Inc.	5,000	381,400
		2,970,120
Energy — 2.1%
Oil & Gas Exploration & Production — 2.1%
Apache Corp.	12,000	1,054,680
Southwestern Energy Co.*	25,000	798,250
		1,852,930
Total Common Stocks
(Cost $32,402,289)		40,634,355

	Principal
CORPORATE BONDS — 10.3%	amount	Value
American Express Credit Corp.
7.3% 8/20/13	$650,000	695,144
1.75% 6/12/15	500,000	506,040
Comcast Corp.
6.5% 1/15/15	300,000	338,595
4.95% 6/15/16	193,000	216,862
10.875% 11/15/16
(Universal City Development)	200,000	235,279
Dell, Inc.
5.625% 4/15/14	250,000	270,593
Hewlett-Packard Co.
6.0% 8/01/13	670,000	703,333
4.75% 6/02/14	750,000	793,330
Liberty Interactive LLC
5.7% 5/15/13	750,000	770,625
Markel Corp.
6.8% 2/15/13	750,000	773,150
Time Warner Cable, Inc.
5.4% 7/02/12	250,000	250,000
7.5% 4/01/14	120,000	133,098
TE Connectivity Ltd.
5.95% 1/15/14	449,000	478,775
U.S. Bank N.A.
4.95% 10/30/14	500,000	544,066
WellPoint, Inc.
6.0% 2/15/14	250,000	269,041

	Principal
	amount	Value
Wells Fargo & Co.
4.375% 1/31/13	750,000	$766,556
0.84585% 11/03/14 (Wachovia Bank)
Floating Rate Security	550,000	537,427
0.67585% 5/16/16 Floating Rate Security	250,000	238,609
WM Wrigley Jr. Co.
3.05% 6/28/13(d)	500,000	505,940
Total Corporate Bonds
(Cost $8,690,708)		9,026,463

MORTGAGE-BACKED SECURITIES — 4.0%(c)
Federal Home Loan Mortgage Corporation — 0.9%
Collateralized Mortgage Obligations — 0.9%
2831 CL AB — 5.0% 2018 (0.3 years)	18,166	18,350
2542 CL LD — 5.0% 2022 (0.3 years)	49,186	49,662
2926 CL AB — 5.0% 2019 (0.5 years)	87,195	88,868
2627 CL LE — 3.0% 2017 (0.7 years)	136,749	138,887
3649 CL BW — 4.0% 2025 (2.7 years)	500,000	526,534
		822,301
Federal National Mortgage Association — 1.6%
Collateralized Mortgage Obligations — 0.9%
2002-91 CL QG — 5.0% 2018 (1.8 years)	353,925	380,073
2003-9 CL DB — 5.0% 2018 (1.8 years)	350,672	376,942
		757,015
Pass-Through Securities — 0.7%
995755 — 4.5% 2024 (2.7 years)	164,688	176,690
AB1769 — 3.0% 2025 (2.8 years)	406,448	428,524
		605,214
		1,362,229
Non-Government Agency — 1.5%
Collateralized Mortgage Obligations — 1.5%
SEMT 2010-H1 CL A1 — 3.75% 2040
(0.8 years)	469,743	478,359
SEMT 2011-1 CL A1 — 4.125% 2041
(1.1 years)	203,939	208,998
Chase 2004-S1 CL A6 — 4.5% 2019
(2.0 years)	100,404	96,221
SEMT 2012-1 CL 1A1 — 2.865% 2042
(4.4 years)	469,344	475,367
		1,258,945
Total Mortgage-Backed Securities
(Cost $3,320,315)		3,443,475

ASSET-BACKED SECURITIES — 0.6%
Cabela’s Master Credit Card Trust 2011-2A CL A2
0.84175% 2019 Floating Rate Security
(3.9 years)(d)	500,000	504,851
(Cost $500,000)

	Principal
TAXABLE MUNICIPAL	amount
BONDS — 0.4%	or shares	Value
University of California 4.85% 5/15/13
(Cost $299,617)	300,000	$311,331

CASH EQUIVALENTS — 37.8%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	1,015,519	1,015,519
U.S. Treasury Bills, 0.06% to 0.11%,
7/12/12 to 9/13/12(b)	$32,000,000	31,998,338
Total Cash Equivalents
(Cost $33,012,853)		33,013,857
Total Investments in Securities
(Cost $78,225,782)		86,934,332
Other Assets Less Other Liabilities — 0.4%		317,847
Net Assets — 100.0%		$87,252,179
Net Asset Value Per Share		$12.21

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

	Principal
CORPORATE BONDS — 41.6%	amount	Value
American Express Co.
Centurion Bank 5.55% 10/17/12	$5,000,000	$5,070,625
Credit Corp. 7.3% 8/20/13	3,782,000	4,044,671
FSB Bank 5.55% 10/17/12	1,609,000	1,631,656
FSB Bank 6.0% 9/13/17	2,500,000	2,955,813
8.125% 5/20/19	1,000,000	1,333,452
Anheuser-Busch InBev SA/NV
4.125% 1/15/15	6,000,000	6,470,136
Aon plc
7.375% 12/14/12	10,879,000	11,175,964
3.5% 9/30/15	5,000,000	5,229,135
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,377,709
Bank of America Corp.
5.125% 11/15/14	14,080,000	14,694,043
4.5% 4/01/15	10,000,000	10,314,250
Berkshire Hathaway Finance Corp.
2.125% 2/11/13	3,000,000	3,031,092
4.6% 5/15/13	3,000,000	3,104,787
4.625% 10/15/13	2,129,000	2,236,747
1.5% 1/10/14	500,000	507,372
4.85% 1/15/15	1,500,000	1,651,359
1.6% 5/15/17	1,000,000	1,008,138
5.4% 5/15/18	5,000,000	5,912,600
4.25% 1/15/21	1,000,000	1,102,532
Boston Properties LP
5.625% 4/15/15	2,000,000	2,207,512
5.875% 10/15/19	4,000,000	4,617,964
Comcast Corp.
10.625% 7/15/12	2,000,000	2,005,172
6.5% 1/15/15	2,081,000	2,348,723
4.95% 6/15/16	8,590,000	9,652,042
10.875% 11/15/16
(Universal City Development)	10,825,000	12,734,465
5.15% 3/01/20	3,000,000	3,488,265
Dell, Inc.
5.625% 4/15/14	1,250,000	1,352,962
Diageo Capital plc
4.85% 5/15/18	3,941,000	4,407,327
DIRECTV Holdings
4.75% 10/01/14	2,000,000	2,148,004
Expedia, Inc.
7.456% 8/15/18	13,000,000	14,990,417
FiServ, Inc.
3.125% 10/01/15	1,000,000	1,037,359
Flir Systems, Inc.
3.75% 9/01/16	10,000,000	10,260,740
Ford Motor Credit Co. LLC
4.207% 4/15/16(d)	5,000,000	5,196,420
General Electric Capital Corp.
2.375% 6/30/15	10,000,000	10,237,170
2.25% 11/09/15	6,181,000	6,311,475
Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,286,208
Hewlett-Packard Co.
1.55% 5/30/14	8,009,000	8,055,364
4.75% 6/02/14	15,540,000	16,437,792
Host Hotels & Resorts LP
6.375% 3/15/15	5,000,000	5,087,500

	Principal
	amount	Value
JP Morgan Chase & Co.
1.21785% 5/02/14
Floating Rate Security	$5,000,000	$4,998,525
5.15% 10/01/15	5,500,000	5,906,318
2.6% 1/15/16	15,000,000	15,153,615
0.85685% 11/21/16
(Bear Stearns) Floating Rate Security	15,000,000	14,312,520
6.0% 7/05/17	5,000,000	5,581,940
6.3% 4/23/19	2,500,000	2,925,952
Kraft Foods, Inc.
2.625% 5/08/13	1,000,000	1,015,010
Laboratory Corp. of America Holdings
3.125% 5/15/16	1,250,000	1,305,494
Liberty Interactive LLC
5.7% 5/15/13	13,240,000	13,604,100
Marathon Petroleum Corp.
3.5% 3/01/16	1,000,000	1,049,140
Markel Corp.
6.8% 2/15/13	18,175,000	18,735,990
7.125% 9/30/19	4,566,000	5,318,769
5.35% 6/01/21	10,000,000	10,553,740
4.9% 7/01/22	2,000,000	2,018,088
Mead Johnson Nutrition Co.
3.5% 11/01/14	2,000,000	2,076,444
MetLife, Inc.
5.125% 4/10/13(d)	9,100,000	9,402,721
2.375% 2/06/14	1,000,000	1,020,768
5.125% 8/15/14
(Travelers Life & Annuity)(d)	8,000,000	8,636,640
2.0% 1/09/15(d)	10,000,000	10,152,750
3.125% 1/11/16(d)	2,000,000	2,097,166
Mohawk Industries, Inc.
6.375% 1/15/16	25,905,000	28,689,787
News America Holdings
9.25% 2/01/13	2,222,000	2,322,066
Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	8,072,246
Petrohawk Energy Corp.
7.875% 6/01/15	16,750,000	17,423,919
7.25% 8/15/18	4,000,000	4,503,920
QVC, Inc.
7.125% 4/15/17(d)	9,600,000	10,199,971
7.5% 10/01/19(d)	4,000,000	4,442,304
Range Resources Corp.
7.25% 5/01/18	2,870,000	3,056,550
8.0% 5/15/19	12,000,000	13,170,000
Republic Services, Inc. (Allied Waste)
3.8% 5/15/18	5,000,000	5,356,165
Solvay SA (Rhodia)
6.875% 9/15/20(d)	5,000,000	5,525,000
Texas Industries, Inc.
9.25% 8/15/20	300,000	301,500
Time Warner Cable, Inc.
5.4% 7/02/12	2,000,000	2,000,000
7.5% 4/01/14	1,700,000	1,885,558
Time Warner, Inc.
3.15% 7/15/15	500,000	527,695
UnitedHealth Group, Inc.
4.75% 2/10/14	178,000	188,780
U.S. Bancorp
1.125% 10/30/13	10,000,000	10,050,300

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

	Principal
	amount	Value
U.S. Bank N.A.
4.95% 10/30/14	$4,500,000	$4,896,594
Valeant Pharmaceuticals
6.5% 7/15/16(d)	5,000,000	5,250,000
Vornado Realty Trust
4.25% 4/01/15	14,315,000	15,106,505
Vulcan Materials Co.
6.5% 12/01/16	5,500,000	5,816,250
6.4% 11/30/17	8,000,000	8,420,000
Washington Post Co.
7.25% 2/01/19	8,500,000	9,746,559
WellPoint, Inc.
6.0% 2/15/14	2,000,000	2,152,328
Wells Fargo & Co.
4.8% 11/01/14 (Wachovia Bank)	10,000,000	10,662,330
0.84585% 11/03/14 (Wachovia Bank)
Floating Rate Security	21,585,000	21,091,567
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,534,015
0.67585% 5/16/16
Floating Rate Security	9,750,000	9,305,761
0.73785% 6/15/17 (Wachovia Bank)
Floating Rate Security	5,000,000	4,830,910
Willis North America, Inc.
6.2% 3/28/17	14,477,000	16,303,708
WM Wrigley Jr. Co.
3.05% 6/28/13(d)	8,792,000	8,896,458
3.7% 6/30/14(d)	9,626,000	9,950,492
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,083,520
Total Corporate Bonds
(Cost $580,256,764)		603,343,410

MORTGAGE-BACKED SECURITIES — 34.7%(c)
Federal Home Loan Mortgage Corporation — 15.8%
Collateralized Mortgage Obligations — 10.4%
3036 CL JH — 5.0% 2031 (0.0 years)	81,958	81,948
2829 CL DJ — 4.5% 2018 (0.1 years)	156,045	156,272
2579 CL PC — 5.5% 2032 (0.2 years)	155,384	156,092
2831 CL AB — 5.0% 2018 (0.3 years)	72,665	73,402
2947 CL B — 5.0% 2032 (0.3 years)	260,773	263,363
3042 CL HA — 5.5% 2029 (0.3 years)	412,996	417,352
R009 CL AJ — 5.75% 2018 (0.4 years)	113,006	114,233
2906 CL HK — 5.0% 2032 (0.4 years)	779,183	788,286
2549 CL PD — 5.5% 2031 (0.4 years)	818,057	828,314
R010 CL AB — 5.5% 2019 (0.6 years)	872,325	886,298
R011 CL AB — 5.5% 2020 (0.7 years)	407,315	416,998
2627 CL LE — 3.0% 2017 (0.7 years)	239,310	243,052
3566 CL DB — 4.0% 2022 (0.9 years)	2,015,159	2,060,873
2937 CL HJ — 5.0% 2019 (1.1 years)	1,315,026	1,378,762
3562 CL KA — 4.0% 2022 (1.2 years)	3,889,029	3,999,350
2778 CL JD — 5.0% 2032 (1.3 years)	4,201,581	4,367,069
2760 CL PD — 5.0% 2032 (1.3 years)	7,455,031	7,769,555
2937 CL JG — 5.0% 2033 (1.3 years)	9,956,270	10,352,081
3229 CL HB — 5.0% 2025 (1.4 years)	872,975	911,970
3556 CL MA — 5.0% 2037 (1.4 years)	1,417,316	1,499,551
2780 CL TE — 5.0% 2033 (1.4 years)	9,810,873	10,243,840
2864 CL PE — 5.0% 2033 (1.4 years)	27,833,147	29,056,236
2934 CL KE — 5.0% 2033 (1.4 years)	7,746,809	8,068,022
3170 CL EA — 4.5% 2020 (1.4 years)	1,558,990	1,625,103

	Principal
	amount	Value
3544 CL KA — 4.5% 2023 (1.5 years)	$2,918,007	$3,042,812
2574 CL JM — 5.0% 2022 (1.6 years)	595,394	627,469
3840 CL KA — 5.0% 2029 (1.9 years)	4,471,893	4,764,365
3815 CL AD — 4.0% 2025 (2.0 years)	3,724,751	3,865,469
3844 CL AG — 4.0% 2025 (2.0 years)	10,151,535	10,635,428
3003 CL LD — 5.0% 2034 (2.3 years)	14,157,082	15,349,664
3649 CL BW — 4.0% 2025 (2.7 years)	12,850,000	13,531,924
3842 CL PH — 4.0% 2041 (3.0 years)	7,728,688	8,318,274
2952 CL PA — 5.0% 2035 (3.3 years)	3,925,575	4,336,313
		150,229,740
Pass-Through Securities — 5.3%
EO1386 — 5.0% 2018 (1.9 years)	121,440	130,008
G13300 — 4.5% 2023 (2.5 years)	1,196,486	1,273,587
G13517 — 4.0% 2024 (2.6 years)	4,278,907	4,525,890
G18308 — 4.0% 2024 (2.6 years)	5,791,913	6,126,228
G18296 — 4.5% 2024 (2.6 years)	2,691,702	2,863,051
G18306 — 4.5% 2024 (2.6 years)	5,391,270	5,734,470
J13949 — 3.5% 2025 (2.7 years)	12,985,124	13,925,567
E02804 — 3.0% 2025 (3.0 years)	11,807,381	12,364,224
G01818 — 5.0% 2035 (3.0 years)	12,221,811	13,176,179
G18190 — 5.5% 2022 (3.0 years)	166,812	182,051
E03033 — 3.0% 2027 (3.4 years)	15,658,561	16,411,708
		76,712,963
Interest Only Securities — 0.1%
3974 CL AI — 3.0% 2021 (2.4 years)	28,253,451	1,774,500
		228,717,203

Federal National Mortgage Association — 16.0%
Collateralized Mortgage Obligations — 5.1%
2009-27 CL JA — 5.0% 2036 (0.1 years)	42,262	42,247
2006-9 CL GA — 5.5% 2033 (0.2 years)	437,428	439,445
2003-27 CL DW — 4.5% 2017 (0.3 years)	190,047	191,425
2006-22 CL DA — 5.5% 2033 (0.3 years)	179,926	181,030
2003-92 CL PD — 4.5% 2017 (0.3 years)	384,762	387,581
2010-10 CL AD — 4.5% 2036 (0.4 years)	3,776,817	3,810,796
2005-91 CL DA — 4.5% 2020 (0.6 years)	6,128,083	6,294,849
2007-32 CL BA — 5.5% 2034 (0.6 years)	1,540,354	1,568,493
2008-54 CL EC — 5.0% 2035 (0.6 years)	1,455,457	1,481,572
2010-61 CL EB — 4.5% 2037 (0.7 years)	3,658,232	3,747,648
2006-21 CL CA — 5.5% 2029 (0.7 years)	614,905	628,248
2004-40 CL BA — 4.5% 2018 (0.7 years)	856,936	876,039
2003-43 CL EX — 4.5% 2017 (0.8 years)	166,663	170,792
2003-37 CL QD — 5.0% 2032 (0.8 years)	632,203	647,140
2005-9 CL AC — 5.0% 2033 (1.0 years)	5,373,239	5,519,453
2005-1 CL KA — 5.0% 2033 (1.0 years)	4,043,531	4,155,805
2003-86 CL KT — 4.5% 2018 (1.0 years)	768,000	794,596
2003-39 CL LC — 5.0% 2022 (1.1 years)	201,574	208,361
2010-9 CL CA — 5.0% 2037 (1.1 years)	6,032,346	6,246,411
2009-52 CL DC — 4.5% 2023 (1.3 years)	657,829	678,354
2004-78 CL AB — 5.0% 2032 (1.4 years)	6,479,154	6,748,353
2009-44 CL A — 4.5% 2023 (1.7 years)	1,175,710	1,227,803
2003-9 CL DB — 5.0% 2018 (1.8 years)	701,345	753,884
2011-19 CL KA — 4.0% 2025 (1.9 years)	10,467,307	10,934,098
2007-42 CL YA — 5.5% 2036 (1.9 years)	1,552,850	1,636,942
2010-145 CL PA — 4.0% 2024 (2.4 years)	6,843,356	7,117,115
2010-54 CL WA — 3.75% 2025 (2.7 years)	7,519,713	7,899,744
		74,388,224

	Principal
	amount	Value
Pass-Through Securities — 10.9%
254863 — 4.0% 2013 (0.5 years)	$41,802	$43,897
255291 — 4.5% 2014 (0.8 years)	110,280	117,863
254907 — 5.0% 2018 (2.0 years)	429,491	465,093
256982 — 6.0% 2017 (2.0 years)	334,334	358,282
357414 — 4.0% 2018 (2.0 years)	1,426,653	1,528,840
251787 — 6.5% 2018 (2.1 years)	13,818	15,562
357985 — 4.5% 2020 (2.3 years)	425,198	457,447
888595 — 5.0% 2022 (2.4 years)	896,166	969,892
AD0629 — 5.0% 2024 (2.6 years)	3,446,057	3,729,559
890112 — 4.0% 2024 (2.6 years)	4,095,004	4,360,165
MA0043 — 4.0% 2024 (2.6 years)	3,553,197	3,782,164
995960 — 5.0% 2023 (2.6 years)	3,182,622	3,437,489
AA4315 — 4.0% 2024 (2.6 years)	6,827,066	7,267,000
995693 — 4.5% 2024 (2.6 years)	5,309,294	5,698,709
AA5510 — 4.0% 2024 (2.6 years)	2,310,920	2,459,835
931739 — 4.0% 2024 (2.6 years)	1,776,315	1,890,780
995692 — 4.5% 2024 (2.7 years)	4,901,796	5,259,792
AE0031 — 5.0% 2025 (2.7 years)	4,912,021	5,300,007
930667 — 4.5% 2024 (2.7 years)	4,101,200	4,400,084
995755 — 4.5% 2024 (2.7 years)	8,069,693	8,657,790
AB1769 — 3.0% 2025 (2.8 years)	9,348,306	9,856,066
AD7073 — 4.0% 2025 (2.9 years)	5,672,442	6,037,972
AL0471 — 5.5% 2025 (2.9 years)	17,715,248	19,256,625
888439 — 5.5% 2022 (2.9 years)	776,755	849,548
AB2251 — 3.0% 2026 (2.9 years)	8,743,995	9,238,059
725232 — 5.0% 2034 (3.1 years)	1,515,378	1,649,223
555531 — 5.5% 2033 (3.2 years)	18,149,477	19,956,014
995112 — 5.5% 2036 (3.3 years)	7,855,366	8,632,352
MA0587 — 4.0% 2030 (3.4 years)	20,745,387	22,347,678
		158,023,787
		232,412,011
Government National Mortgage Association — 0.2%
Interest Only Securities — 0.2%
2012-61 CL BI — 4.5% 2038 (1.9 years)	10,825,847	729,616
2009-31 CL PI — 4.5% 2037 (3.0 years)	11,498,907	1,202,495
		1,932,111
Non-Government Agency — 2.7%
Collateralized Mortgage Obligations — 2.7%
SEMT 2010-H1 CL A1 — 3.75% 2040
(0.8 years)	6,350,735	6,467,224
WAMU 2003-S7 CL A1 — 4.5% 2018
(0.8 years)	231,283	238,783
SEMT 2011-1 CL A1 — 4.125% 2041
(1.1 years)	5,622,886	5,762,362
Chase 2004-S1 CL A6 — 4.5% 2019
(2.0 years)	123,839	118,681
SEMT 2012-2 CL A2 — 3.5% 2042
(3.0 years)	11,681,654	12,022,180
SEMT 2012-1 CL 1A1 — 2.865% 2042
(4.4 years)	14,549,657	14,736,380
		39,345,610
Total Mortgage-Backed Securities
(Cost $490,463,571)		502,406,935

COMMERCIAL MORTGAGE-	Principal
BACKED SECURITIES — 0.9%	amount	Value
LB-UBS Commercial Mortgage Trust 2006-C4 CL AAB
6.041687% 2032 Floating Rate
Security (1.9 years)	$11,746,268	$12,231,078
(Cost $12,125,969)

ASSET-BACKED SECURITIES — 0.7%
Cabela’s Master Credit Card Trust 2011-2A CL A2
0.84175% 2019 Floating Rate Security
(3.9 years)(d)	4,500,000	4,543,654
Cabela’s Master Credit Card Trust 2012-2A CL A2
0.74525% 2020 Floating Rate Security
(4.9 years)(d)	6,000,000	6,000,000
Total Asset-Backed Securities
(Cost $10,500,000)		10,543,654

TAXABLE MUNICIPAL BONDS — 1.7%
University of California 4.85% 5/15/13	990,000	1,027,392
North Texas Tollway Authority Revenue
2.441% 9/01/13	4,000,000	4,071,040
Nebraska Public Power District
5.14% 1/01/14	10,000,000	10,605,700
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,486,711
6.0% 9/01/15	1,220,000	1,374,867
Menomonee Falls, Wisconsin
4.25% 11/01/14	2,000,000	2,065,660
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	931,928
4.788% 6/01/18	1,000,000	1,161,200
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,484,360
Total Taxable Municipal Bonds
(Cost $24,284,375)		25,208,858

U.S. TREASURY AND GOVERNMENT AGENCY — 9.6%
U.S. Treasury — 4.8%
U.S. Treasury Note
0.375% 9/30/12	15,000,000	15,011,130
1.125% 12/15/12	15,000,000	15,066,210
0.625% 1/31/13	20,000,000	20,053,920
1.375% 2/15/13	20,000,000	20,150,000
		70,281,260
Government Agency — 4.8%
Fannie Mae
2.1% 3/28/19	20,000,000	20,170,900
Freddie Mac
2.0% 2/27/17	33,955,000	34,047,731
1.0% 1/10/19(e)	15,000,000	15,043,185
		69,261,816
Total U.S. Treasury and Government Agency
(Cost $139,590,794)		139,543,076

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

	Principal
	amount
COMMON STOCKS — 1.7%	or shares	Value
Redwood Trust, Inc.	1,867,409	$23,305,264
Newcastle Investment Corp.	200,000	1,340,000
Total Common Stocks
(Cost $25,885,006)		24,645,264

CASH EQUIVALENTS — 9.0%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	35,016,543	35,016,543
U.S. Treasury Bills, 0.08% to 0.16%,
9/13/12 to 2/07/13(b)	$95,000,000	94,967,185
Total Cash Equivalents
(Cost $129,983,400)		129,983,728
Total Investments in Securities
(Cost $1,413,089,879)		1,447,906,003
Other Assets Less Other Liabilities — 0.1%		1,655,259
Net Assets — 100.0%		$1,449,561,262
Net Asset Value Per Share - Institutional Class		$12.48
Net Asset Value Per Share - Investor Class		$12.46

(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at June 30, 2012.

See Notes to Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

	Principal
MUNICIPAL BONDS — 88.9%	amount	Value
Arizona — 1.0%
Mesa, Highway Project Advancement Notes, Revenue, Series 2009
3.5%, 7/01/15	$1,000,000	$1,028,520
Florida — 2.2%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT
6.0%, 10/01/16	1,000,000	1,173,980
Miami, Dade County, Aviation Revenue, Series 2010A
4.25%, 10/01/18	1,000,000	1,105,430
		2,279,410
Hawaii — 1.0%
State of Hawaii, Airports System Revenue, Refunding, Series 2010B, AMT
3.0%, 7/01/12	1,000,000	1,000,160
Illinois — 2.2%
Elgin, General Obligation, Refunding, Series 2003
5.125%, 12/15/14	1,020,000	1,063,013
Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital
5.0%, 8/15/17	245,000	287,152
Springfield, Water Revenue, Series 2004
5.25%, 3/01/19	800,000	861,520
		2,211,685
Iowa — 0.6%
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011
4.0%, 7/01/20	600,000	660,192
Nebraska — 74.9%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	271,472
4.4%, 12/15/17	250,000	275,635
5.3%, 12/15/18	700,000	701,253
Bellevue, Development Revenue, Bellevue University Project
Series 2010A, 2.75%, 12/01/15	1,000,000	1,038,500
Cornhusker Public Power District, Electric Revenue,
Refunding, Series 2010
0.75%, 7/01/12	660,000	660,013
2.4%, 7/01/17	400,000	414,892
Dawson County, Lexington Public School District #001,
General Obligation, Refunding
1.75%, 12/15/12	355,000	356,526
2.15%, 12/15/13	490,000	498,947
Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17	125,000	129,281
2.75%, 12/15/19	100,000	103,631
Douglas County, Educational Facility Revenue,
Creighton University Project,
Refunding, Series 2010A
5.0%, 7/01/16	430,000	480,650
5.6%, 7/01/25	400,000	461,828
Series 2005A, FGIC Insured, 3.5%, 9/01/12	255,000	256,285
Douglas County, Elkhorn Public School District #10, Series 2010B
3.0%, 6/15/16	525,000	552,536
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	250,000	250,152
Quality Living Inc. Project
4.7%, 10/01/17	255,000	249,046

	Principal
	amount	Value
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008
4.75%, 9/01/28	$500,000	$540,165
Nebraska Medical Center Project, Series 2003
5.0%, 11/15/14	380,000	415,340
5.0%, 11/15/15	295,000	330,828
Refunding, Children’s Hospital Obligated Group, Series 2008B
4.5%, 8/15/15	230,000	248,457
5.25%, 8/15/20	1,000,000	1,115,130
5.5%, 8/15/21	1,430,000	1,592,148
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
5.5%, 11/01/18	485,000	527,151
Douglas County, Millard Public School District #17,
Certificates of Participation, Series 2012
0.8%, 6/15/14	420,000	420,113
Refunding,
Series 2003, FSA Insured, 4.0%, 11/15/13	500,000	507,005
Series 2009, 4.0%, 6/15/17	750,000	793,537
Douglas County, Zoo Facility Revenue, Refunding,
Omaha’s Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	636,342
4.75%, 9/01/17	200,000	215,730
Grand Island, Electric Revenue, Refunding, Series 2012
0.4%, 8/15/13	750,000	750,128
1.25%, 8/15/16	1,000,000	1,008,380
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured
3.3%, 4/01/13	870,000	872,227
3.45%, 4/01/14	650,000	651,671
Hastings, Electric System Revenue, Refunding, Series 2011
3.0%, 1/01/16	750,000	794,618
3.25%, 1/01/17	500,000	537,755
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	427,956
3.0%, 11/15/17	640,000	660,826
Lancaster County, Hospital Authority #1, Revenue, Refunding,
Bryan LGH Medical Center,
Series 2006, 4.0%, 6/01/19	300,000	317,226
Series 2008A, 5.0%, 6/01/16	500,000	553,415
Series 2008A, 5.0%, 6/01/17	500,000	562,155
Lincoln, Certificates of Participation
Series 2010A, 2.4%, 3/15/17	395,000	412,198
Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	658,745
2.5%, 4/01/21	925,000	921,226
Lincoln, Electric System Revenue, Refunding
5.0%, 9/01/18	1,000,000	1,149,420
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,078,360
Lincoln, Parking Revenue, Refunding, Series 2011
3.25%, 8/15/18	440,000	486,411
Lincoln, Sanitary Sewer Revenue, Refunding
Series 2003, MBIA Insured,
5.0%, 6/15/16	885,000	925,542
Series 2012,
1.5%, 6/15/17	440,000	447,128
1.75%, 6/15/18	425,000	433,649

	Principal
	amount	Value
Lincoln, Water Revenue
Refunding, Series 2012, 1.5% 8/15/16	$450,000	$463,563
Series 2002, 5.0%, 8/15/22	800,000	804,928
Lincoln County, North Platte School District #001,
General Obligation, Refunding
2.0%, 12/15/13	770,000	783,983
Municipal Energy Agency of Nebraska, Power Supply System Revenue,
Refunding,
2009 Series A, BHAC Insured,
5.0%, 4/01/20	500,000	599,680
2012 Series A, 5.0%, 4/01/18	100,000	118,440
Nebraska Educational Financial Authority, Revenue, Refunding
Hastings College Project
5.05%, 12/01/23	500,000	509,330
Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A
4.0%, 7/01/25	750,000	792,300
Nebraska Investment Financial Authority, Health Facility Revenue,
Hospital Revenue, Great Plains Regional Medical Center Project,
Radian Insured
5.0%, 11/15/14	250,000	250,755
Nebraska Investment Financial Authority, Homeownership Revenue,
2011 Series A
2.4%, 9/01/17	495,000	512,904
Nebraska Investment Financial Authority, Single Family Housing
Revenue, Series C, AMT
4.05%, 9/01/12	285,000	286,274
4.125%, 3/01/13	305,000	309,764
Nebraska Public Power District, Revenue
2003 Series A, 5.0%, 1/01/20	230,000	240,964
2005 Series A, 5.0%, 1/01/18	200,000	218,912
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,102,660
2007 Series B, 5.0%, 1/01/15	885,000	978,191
2007 Series B, 5.0%, 1/01/21	1,000,000	1,140,170
2008 Series B, 5.0%, 1/01/18	800,000	950,224
2010 Series C, 4.25%, 1/01/17	500,000	568,340
2011 Series A, 4.0%, 1/01/15	250,000	271,108
2012 Series A, 4.0%, 1/01/21	500,000	570,300
2012 Series A, 5.0%, 1/01/21	500,000	608,925
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue,
MBIA Insured
4.25%, 7/15/15	405,000	443,629
5.0%, 7/15/16	200,000	229,966
4.0%, 7/15/17	200,000	220,170
Omaha Convention Hotel Corp., Revenue, Convention Center Hotel,
First Tier, Refunding, Series 2007, AMBAC Insured
5.0%, 2/01/20	600,000	676,068
Omaha, General Obligation, Refunding
3.75%, 6/01/14	1,000,000	1,065,240
5.25%, 10/15/19	250,000	310,175
Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project
Series 2009, 5.0%, 6/01/23	770,000	897,019
Series 2010, 4.125%, 6/01/29	650,000	689,429
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	262,629
3.95%, 10/15/18	240,000	265,226

	Principal
	amount	Value
Omaha Public Power District, Electric Revenue
Series A, 4.25%, 2/01/18	$1,650,000	$1,705,737
Series A, 4.1%, 2/01/19	1,000,000	1,120,490
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	1,044,880
Series C, 5.5%, 2/01/14	155,000	162,674
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/12	520,000	527,285
4.0%, 11/15/14	250,000	270,210
Omaha, Special Obligation, Revenue, Refunding,
Riverfront Redevelopment Project, Series 2012
2.0% , 2/01/13	250,000	252,310
Omaha, Special Tax, Revenue,
Heritage Development Project, Series 2004,
5.0%, 10/15/17	1,090,000	1,193,419
Refunding, Downtown Northeast Redevelopment Project,
Series 2012B, 2.0%, 11/01/12	240,000	241,318
Papillion-La Vista, Sarpy County School District #27,
General Obligation,
Refunding, Series 2009A
3.15%, 12/01/17	930,000	1,003,991
Series 2009, 5.0%, 12/01/28	500,000	554,310
Papillion, Water System Revenue, Bond Anticipation Notes
Series 2010, 1.65%, 6/15/13	1,000,000	1,000,830
Plattsmouth, General Obligation, Promissory Notes
Series 2010, 0.9%, 9/15/12	445,000	445,116
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	1,260,000	1,431,398
AMBAC Insured, 5.0%, 1/01/18	750,000	854,115
AMBAC Insured, 5.0%, 1/01/26	800,000	866,960
Sarpy County, Recovery Zone Facility Certificates of Participation,
Series 2010
2.35%, 12/15/18	155,000	163,251
2.6%, 12/15/19	135,000	143,343
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured
4.625%, 9/15/21	1,000,000	1,112,070
State of Nebraska, Certificates of Participation
Series 2009B, 2.1%, 8/01/13	590,000	590,891
Series 2009C, 2.0%, 11/01/13	700,000	700,896
Series 2010B, 1.2%, 9/15/14	1,230,000	1,245,400
Series 2011A, 1.0%, 4/15/13	310,000	311,550
Series 2012A, 0.6%, 12/15/13	755,000	756,804
University of Nebraska, Facilities Corp.,
Deferred Maintenance Revenue
Series 2006, 5.0%, 7/15/18	830,000	955,670
Financing Agreement Revenue, UNMC Eye Institute, Series 2011
2.0%, 3/01/15	525,000	545,591
Lease Rental Revenue
NCTA Education Center/Student Housing Project
Series 2011, 3.75%, 6/15/19	285,000	322,221
UNMC OPPD Exchange Project
Series 2010, 2.75%, 2/15/16	1,185,000	1,272,086

weitzfunds.com 49

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)
	Principal
	amount	Value
University of Nebraska, University Revenue,
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25	$330,000	$365,181
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19	2,160,000	2,312,086
Lincoln Parking Project, Refunding, Series 2005
4.0%, 6/01/17	1,070,000	1,163,251
4.5%, 6/01/20	500,000	538,820
Lincoln Student Fees and Facilities
Refunding, Series 2012, 5.0%, 7/01/15	920,000	1,037,162
Series 2003, 4.6%, 7/01/17	570,000	582,637
Series 2003B, 5.0%, 7/01/23	1,000,000	1,065,990
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	445,088
5.0%, 5/15/33	700,000	768,572
Omaha Student Facilities Project
4.5%, 5/15/16	565,000	647,224
5.0%, 5/15/27	800,000	915,392
Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2%, 9/01/16	330,000	342,131
3.4%, 9/01/17	415,000	430,334
York County, Hospital Authority #1, Revenue, Refunding,
Hearthstone Project
2.7%, 6/01/13	150,000	151,725
York County, York Public School District #12, Refunding, Series 2010
0.75%, 12/15/12	220,000	220,086
		76,613,390
North Dakota — 0.9%
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A
5.0%, 12/15/21	795,000	887,419
Ohio — 1.1%
Akron, General Obligation, Series 2003
5.0%, 12/01/17	1,030,000	1,098,392

	Principal
	amount
	or shares	Value
Puerto Rico — 2.4%
Commonwealth, General Obligation, Refunding,
Series A, Assured Guaranty Insured
5.0%, 7/01/15	$845,000	$926,390
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	1,073,750
Municipal Finance Agency, General Obligation, 2002 Series A
FSA Insured, 5.25%, 8/01/16	500,000	501,260
2,501,400
Virginia — 1.1%
Chesterfield County, General Obligation, Refunding, Series 2005B
5.0%, 1/01/17	975,000	1,085,146
Wisconsin — 1.5%
Milwaukee County, General Obligation, Refunding, Series 2005A
5.0%, 12/01/20	1,405,000	1,547,158
Total Municipal Bonds
(Cost $86,618,609)		90,912,872

CASH EQUIVALENTS — 10.2%
Wells Fargo National Advantage Tax-Free Money Market Fund -
Institutional Class 0.01%(a)
(Cost $10,444,810)	10,444,810	10,444,810
Total Investments in Securities
(Cost $97,063,419)		101,357,682
Other Assets Less Other Liabilities — 0.9%		874,796
Net Assets — 100.0%		$102,232,478
Net Asset Value Per Share		$10.47

(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.

See Notes to Schedule of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2012 • (UNAUDITED)

	Principal
U.S. TREASURY — 92.9%†	amount	Value
U.S. Treasury Bill
0.06% 7/12/12	$15,000,000	$14,999,700
0.05% 8/02/12	30,000,000	29,998,625
0.08% 9/13/12	30,000,000	29,995,000
Total U.S. Treasury		74,993,325

CASH EQUIVALENTS — 7.1%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	5,680,931	$5,680,931
Wells Fargo Advantage 100% Treasury Money Market Fund -
Service Class 0.00%(a)	52,556	52,556
Total Cash Equivalents		5,733,487
Total Investments in Securities
(Cost $80,726,812)		80,726,812
Other Assets Less Other Liabilities — 0.0%		29,455
Net Assets — 100.0%		$80,756,267
Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2012.

See Notes to Schedule of Investments

Notes to Schedules of Investments (Unaudited):

(1)   Valuation of Investments

All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  The Board of Trustees has delegated the supervision of the daily valuation process to the Pricing Committee of the Trust’s Administrator, Wallace R. Weitz & Company (the “Pricing Committee”).  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)  Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

The Funds, except for the Government Money Market Fund, periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund would realize a gain if the price of the security declines between those dates.

(3)   Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III, Research, Hickory and Balanced Funds is $599,845,173, $492,600,511, $15,120,753, $288,458,213 and $78,228,743, respectively.

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Research	Hickory	Balanced	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$159,498,341	$109,894,301	$100,524,032	$1,636,308	$56,451,152	$9,391,812	$37,073,735	$4,307,289
Depreciation	(19,539,245)	(23,216,060)	(11,813,920)	(370,223)	(13,010,870)	(686,223)	(2,257,611)	(13,026)
Net	$139,959,096	$86,678,241	$88,710,112	$1,266,085	$43,440,282	$8,705,589	$34,816,124	$4,294,263

(4)   Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2012, include the following:

	Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Value	Partners Value	Partners III	Hickory
Adelphia Recovery Trust, Series ACC-7	7/25/02	$494,900	$300,300 -	$-	$-
CIBL, Inc.	9/09/96	-	-	-	94,596
Continental Resources	1/28/87	-	-	41,437	-
ICTC Group, Inc. – CL A	9/09/96	-	-	-	297,286
Intelligent Systems Corp.	12/03/91	-	-	2,899,379	-
LICT Corp.	9/09/96	-	-	-	2,228,509
Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,940,816	$2,620,391
Value at 6/30/12		$-	$-	$3,759,200	$3,085,938
Percent of net assets at 6/30/12		0.0%	0.0%	0.7%	0.9%

(5)  Option Transactions

				Gross Notional
		Fair Value at June 30, 2012		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	June 30, 2012
Partners Value	Equity call options written	$-	$(64,000)	$625,000
Partners III	Put options purchased	1,180,000	-	59,700,000
	Call options written	-	(2,821,750)	64,800,000
	Equity put options written	-	(650,000)	6,900,000
Hickory	Equity call options written	-	(272,610)	3,181,250

(6)  Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2012	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2012	Value June 30, 2012	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$3,427,700	$-	$-

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)   Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities (common and preferred stock).  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair value of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair value of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$157,688,550	$-	$-	$157,688,550
Consumer Discretionary	153,529,350	-	-	153,529,350
Financials	127,383,700	-	-	127,383,700
Industrials	77,758,500	-	-	77,758,500
Consumer Staples	61,445,700	-	-	61,445,700
Energy	56,408,100	-	-	56,408,100
Materials	48,811,450	-	-	48,811,450
Health Care	38,071,500	-	-	38,071,500
Cash Equivalents	211,690,467	-	-	211,690,467
Total Investments in Securities	$932,787,317	$-	$-	$932,787,317

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$154,299,995	$-	$-	$154,299,995
Information Technology	115,162,470	-	-	115,162,470
Financials	105,985,200	-	-	105,985,200
Health Care	56,467,800	-	-	56,467,800
Materials	36,417,950	-	-	36,417,950
Energy	35,677,680	-	-	35,677,680
Industrials	19,818,750	-	-	19,818,750
Consumer Staples	14,019,000	-	-	14,019,000
Cash Equivalents	148,674,569	-	-	148,674,569
Total Investments in Securities	$686,523,414	$-	$-	$686,523,414
Liabilities:
Options Written	$-	$(64,000)	$-	$(64,000)

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$165,272,225	$-	$-	$165,272,225
Financials	110,516,500	-	-	110,516,500
Information Technology	97,518,200	-	-	97,518,200
Health Care	66,072,000	-	-	66,072,000
Energy	52,450,600	-	-	52,450,600
Industrials	28,194,003	3,427,700	-	31,621,703
Materials	24,854,088	-	-	24,854,088
Telecommunication Services	-	331,500	-	331,500
Put Options	-	1,180,000	-	1,180,000
Cash Equivalents	31,493,807	-	-	31,493,807
Total Investments in Securities	$576,371,423	$4,939,200	$-	$581,310,623
Liabilities:
Securities Sold Short	$(74,044,000)	$-	$-	$(74,044,000)
Options Written	$-	$(3,471,750)	$-	$(3,471,750)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$4,625,699	$-	$-	$4,625,699
Consumer Discretionary	4,038,301	-	-	4,038,301
Financials	1,462,281	-	-	1,462,281
Health Care	848,707	-	-	848,707
Energy	691,891	-	-	691,891
Industrials	678,460	-	-	678,460
Consumer Staples	385,192	-	-	385,192
Cash Equivalents	3,656,307	-	-	3,656,307
Total Investments in Securities	$16,386,838	$-	$-	$16,386,838

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$97,484,120	$829,110	$-	$98,313,230
Financials	40,826,500	-	-	40,826,500
Materials	28,502,027	-	-	28,502,027
Health Care	22,662,900	-	-	22,662,900
Information Technology	18,169,709	-	-	18,169,709
Energy	14,049,000	-	-	14,049,000
Industrials	9,468,542	-	-	9,468,542
Consumer Staples	3,162,000	-	-	3,162,000
Telecommunication Services	-	2,110,500	146,328	2,256,828
Cash Equivalents	94,487,759	-	-	94,487,759
Total Investments in Securities	$328,812,557	$2,939,610	$146,328	$331,898,495
Liabilities:
Options Written	$-	$(272,610)	$-	$(272,610)

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$8,131,400	$-	$-	$8,131,400
Consumer Discretionary	7,762,625	-	-	7,762,625
Financials	6,996,310	-	-	6,996,310
Health Care	4,948,110	-	-	4,948,110
Consumer Staples	4,733,060	-	-	4,733,060
Industrials	3,239,800	-	-	3,239,800
Materials	2,970,120	-	-	2,970,120
Energy	1,852,930	-	-	1,852,930
Corporate Bonds	-	9,026,463	-	9,026,463
Mortgage-Backed Securities	-	3,443,475	-	3,443,475
Asset-Backed Securities	-	504,851	-	504,851
Taxable Municipal Bonds	-	311,331	-	311,331
Cash Equivalents	33,013,857	-	-	33,013,857
Total Investments in Securities	$73,648,212	$13,286,120	$-	$86,934,332

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$603,343,410	$-	$603,343,410
Mortgage-Backed Securities	-	502,406,935	-	502,406,935
Commercial Mortgage-Backed Securities	-	12,231,078	-	12,231,078
Asset-Backed Securities	-	10,543,654	-	10,543,654
Taxable Municipal Bonds	-	25,208,858	-	25,208,858
U.S. Treasury and Government Agency	-	139,543,076	-	139,543,076
Common Stocks	24,645,264	-	-	24,645,264
Cash Equivalents	129,983,728	-	-	129,983,728
Total Investments in Securities	$154,628,992	$1,293,277,011	$-	$1,447,906,003

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Arizona	$-	$1,028,520	$-	$1,028,520
Florida	-	2,279,410	-	2,279,410
Hawaii	-	1,000,160	-	1,000,160
Illinois	-	2,211,685	-	2,211,685
Iowa	-	660,192	-	660,192
Nebraska	-	76,613,390	-	76,613,390
North Dakota	-	887,419	-	887,419
Ohio	-	1,098,392	-	1,098,392
Puerto Rico	-	2,501,400	-	2,501,400
Virginia	-	1,085,146	-	1,085,146
Wisconsin	-	1,547,158	-	1,547,158
Cash Equivalents	10,444,810	-	-	10,444,810
Total Investments in Securities	$10,444,810	$90,912,872	$-	$101,357,682

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury	$74,993,325	$-	$-	$74,993,325
Cash Equivalents	5,733,487	-	-	5,733,487
Total Investments in Securities	$80,726,812	$-	$-	$80,726,812

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the period ended June 30, 2012, there were no transfers between Level 1 and Level 2.

At June 30, 2012, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Partners III	Hickory
	Investments in Securities	Investments in Securities
Common Stocks:
Beginning balance, March 31, 2012	$331,500	$1,327,203
Net realized gain (loss)	-	-
Net change in unrealized appreciation (depreciation)	-	(351,765)
Net purchases (sales)	-	-
Transfers into Level 3 (at market)	-	-
Transfers out of Level 3 (at market)	(331,500)	(829,110)
Ending balance, June 30, 2012	$-	$146,328
Net change in unrealized appreciation (depreciation)
attributable to assets still held as Level 3 at June 30,
2012	$-	$-

The transfers out of Level 3 resulted from the availability of observable inputs, namely reliable market quotations in an inactive market.

The significant unobservable inputs used in the fair value measurement of Hickory Fund’s investment in Telecommunication Services were a multiple of earnings (8 times) and discounts for earnings growth and lack of marketability (combined 30% discount).  An increase in the earnings multiple or decreases in the discounts used would increase the value of the investment.  A decrease in the earnings multiple or increases in the discounts used would decrease the value of the investment.

Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the Hickory Fund.

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
             Wallace R. Weitz
             President (Principal Executive Officer)

Date:    August 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
             Kenneth R. Stoll
             Principal Financial Officer

Date:    August 1, 2012